LOSS PER SHARE ('LPS') (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss from continuing operation attributable to Akso Health Group	$ (16,851,064)	$ (31,552,242)	$ (47,363,485)
Net loss from discontinued operation attributable to Akso Health Group		(3,274,747)	(23,834,894)
NET (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	$ (16,851,064)	$ (34,826,989)	$ (71,198,379)
Denominator:
Weighted average number of ordinary shares outstanding-basic	59,612,152	48,837,977	48,757,199
Weighted average number of ordinary shares outstanding-diluted	59,612,152	48,837,977	48,757,199
Basic (loss) per common share (in dollars per share)	$ (0.28)	$ (0.71)	$ (1.46)
Diluted (loss) per common share (in dollars per share)	$ (0.28)	$ (0.71)	$ (1.46)